Dividends	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Dividends
Dividends
11.	Dividends

The following dividends were declared and paid by the Company:

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Dividends unpaid as at January 1, (April 1)	2,592	88	2,183	—
Dividends declared, per share US$2,505 (2020: 403)	50,000	8,062	50,000	4,987
Dividends paid	(50,534)	(8,187)	(50,230)	(4,947)
Effect of foreign exchange rates	(16)	37	89	(40)
Dividends unpaid as at June 30	2,042	—	2,042	—

The Cypriot law requires companies established under the laws of Cyprus to pay dividends out of available distributable profits. Profits in the legal sense are construed on principles different from IFRS. Management of the Company determined the amount of the distributable profits of the Company as at the dates of dividends declaration in accordance with the applicable law, ensuring the availability of funds for covering all potential and contingent liabilities and taking into account that deferred revenue, appearing on the balance sheet as a liability do not constitute liability in the legal sense but they are in essence a postponement in the recognition of revenue.

13. Dividends

Dividends
January 1, 2019	—
Dividends declared, per share US$210	4,206
Dividends paid	(4,122)
December 31, 2019	84
January 1, 2020	84
Dividends declared, per share US$2,681	53,614
Dividends paid	(51,683)
Foreign exchange loss	577
December 31, 2020	2,592

Dividends unpaid as at December 31, 2020 in the amount of 2,592 were fully paid on January 3, 2021.

In addition to cash dividend the difference between the nominal amount of the interest-free loans provided to one of the Group’s shareholder and their fair values was recognized as distribution to the shareholders in the amount of 0 (10 — in the year 2019) (see Note 16). The total amount of distributions recognized during the year amounted to 53,614 (4,206 — in the year 2019).

The Cypriot law requires companies established under the laws of Cyprus to pay dividends out of available distributable profits. Profits in the legal sense are construed on principles different from IFRS. Management of the Company determined the amount of the distributable profits of the Company as at November 18, 2020 (as at December 17, 2019 — in the year 2019) in accordance with the applicable law, ensuring the availability of funds for covering all potential and contingent liabilities and taking into account that deferred revenue, appearing on the balance sheet as a liability do not constitute liability in the legal sense but they are in essence a postponement in the recognition of revenue. Furthermore, the Company sought for legal advice, which confirms their position that dividends were paid out of available distributable profits.